Share capital and reserves - Nature and purpose of other reserves (Details) - GBP (£) £ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Share capital and reserves
Share-based payment reserve	£ 36,053	£ 34,215
Foreign currency translation reserve	15,341	11,139
Warrant reserve	36,638	36,638
Merger reserve	54,841	54,841
Other reserves	£ 142,873	£ 136,833